INCOME AND SOCIAL CONTRIBUTION TAXES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Income tax	R$ 198	R$ 147
Social contribution tax	42	43
Total	R$ 240	R$ 190